Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 2,704,477	$ 2,587,437	$ 3,613,564
ICMS in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	2,254,373	2,025,223	2,672,785
PIS and COFINS Taxes in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	327,634	442,734	827,589
Taxes on Sales in Peru [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 83,107	$ 86,768	$ 85,089